Digital Assets Payable - Schedule of Digital Assets Payable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Digital assets payables to:
Related parties	$ 38,721,758	$ 10,702,814
Third party payables	135,267,935	138,224,157
Total	$ 173,989,693	$ 148,926,971	$ 80,364,190